UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             -----------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                   Date of reporting period:  August 31, 2017
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 129.8%

                AEROSPACE & DEFENSE - 0.8%
$    2,843,184  Transdigm, Inc., Term Loan F - Extended, 1 Mo. LIBOR + 3.00%,
                   0.75% Floor................................................     4.24%       06/09/23    $   2,846,425
                                                                                                           -------------

                AGRICULTURAL PRODUCTS - 0.1%
       198,947  Dole Foods Co., Term Loan B, 2 Mo. LIBOR + 2.75%, 1.00%
                   Floor .....................................................     4.01%       04/06/24          199,321
        11,053  Dole Foods Co., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00%
                   Floor .....................................................     4.05%       04/06/24           11,074
                                                                                                           -------------
                                                                                                                 210,395
                                                                                                           -------------

                ALTERNATIVE CARRIERS - 0.7%
     2,678,397  Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ................................     3.49%       02/22/24        2,675,880
                                                                                                           -------------

                APPAREL RETAIL - 0.1%
       701,015  Neiman Marcus Group, Inc., The, Other Term Loan, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor ......................................     4.48%       10/25/20          515,085
                                                                                                           -------------

                APPLICATION SOFTWARE - 4.1%
     1,645,714  CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.00%, 1.00% Floor ......................................     4.24%       03/31/24        1,642,011
       784,000  Hyland Software, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75%
                   Floor .....................................................     4.49%       07/01/22          789,880
       991,939  Infor (US), Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00%
                   Floor .....................................................     4.05%       02/02/22          988,755
     2,658,172  Informatica Corp. (Ithacalux S.A.R.L), Dollar Term Loan,
                   3 Mo. LIBOR + 3.50%, 1.00% Floor ..........................     4.80%       08/05/22        2,659,847
     1,390,980  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                   1 Mo. LIBOR + 3.50%, 1.00% Floor ..........................     4.73%       10/12/23        1,400,424
         6,703  Kronos, Inc., Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor...     4.76%       11/01/23            6,754
     2,667,874  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor...     4.81%       11/01/23        2,688,283
       989,329  LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                   1.00% Floor ...............................................     5.49%       01/18/24          975,726
       128,978  Micro Focus International (MA Finance LLC), MA Finance TLB3,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ..........................     3.98%       04/18/24          128,817
       871,022  Micro Focus International (MA Finance LLC), Seattle Spinco
                   TLB, 3 Mo. LIBOR + 2.75%, 0.00% Floor .....................     4.03%       04/18/24          869,933
         6,988  Mitchell International, Inc., Initial Term Loan, 2 Mo.
                   LIBOR + 3.50%, 1.00% Floor ................................     4.76%       10/13/20            7,000


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                APPLICATION SOFTWARE (CONTINUED)
$    2,768,437  Mitchell International, Inc., Initial Term Loan, 3 Mo. LIBOR
                   + 3.50%, 1.00% Floor ......................................     4.81%       10/13/20    $   2,773,282
       800,000  Qlik Technologies (Project Alpha Intermediate Holdings, Inc.),
                   Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor .............     4.81%       04/26/24          780,000
                                                                                                           -------------
                                                                                                              15,710,712
                                                                                                           -------------

                ASSET MANAGEMENT & CUSTODY BANKS - 3.0%
       754,487  American Beacon Advisors, Inc. (Resolute Investment Managers),
                   Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor .............     5.55%       04/30/20          762,032
       800,000  First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR
                   + 3.50%, 0.75% Floor ......................................     4.80%       12/01/22          807,752
     1,299,679  Guggenheim Partners Investment Management Holdings LLC, Term
                   Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor ..................     3.98%       07/22/23        1,306,177
       420,792  Mondrian Investment Partners Ltd. (MIPL Group Ltd.), Term
                   Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor ..................     4.30%       03/09/20          420,793
     4,186,530  Victory Capital Holdings (VCH Holdings LLC), Initial Term
                   Loan, 2 Mo. LIBOR + 5.25%, 1.00% Floor ....................     6.51%       10/29/21        4,241,499
     3,640,000  Virtus Investment Partners, Inc., Term Loan B, 3 Mo. LIBOR
                   + 3.75%, 0.75% Floor ......................................     4.95%       03/02/24        3,680,950
                                                                                                           -------------
                                                                                                              11,219,203
                                                                                                           -------------

                AUTO PARTS & EQUIPMENT - 0.9%
     2,041,985  Gates Global LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.55%       03/30/24        2,048,009
     1,246,664  Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor ......................................     4.00%       03/06/24        1,246,664
                                                                                                           -------------
                                                                                                               3,294,673
                                                                                                           -------------

                AUTOMOTIVE RETAIL - 0.4%
     1,609,369  KAR Auction Services, Inc., Term Loan B5, 3 Mo. LIBOR + 2.50%,
                   0.00% Floor ...............................................     3.81%       03/09/23        1,615,404
                                                                                                           -------------

                BROADCASTING - 3.3%
     2,672,149  Cumulus Media Holdings, Inc., Term Loan, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor ...............................................     4.49%       12/23/20        2,184,482
        33,652  Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor ......................................     3.74%       01/17/24           33,694
       270,992  Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo. LIBOR
                   + 2.50%, 0.00% Floor ......................................     3.73%       01/17/24          271,331


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                BROADCASTING (CONTINUED)
$      567,379  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%,
                   0.75% Floor ...............................................     4.24%       01/31/24    $     568,327
        45,522  Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.24%       12/27/20           45,579
     9,439,539  Univision Communications, Inc., Term Loan C5, 1 Mo. LIBOR
                   + 2.75%, 1.00% Floor ......................................     3.99%       03/15/24        9,359,870
                                                                                                           -------------
                                                                                                              12,463,283
                                                                                                           -------------

                BUILDING PRODUCTS - 1.7%
       191,585  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00%
                   Floor .....................................................     4.30%       07/01/22          192,591
     6,223,273  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor ...............................................     3.99%       11/15/23        6,185,186
                                                                                                           -------------
                                                                                                               6,377,777
                                                                                                           -------------

                CABLE & SATELLITE - 0.6%
       327,305  Cablevision Systems Corp. (CSC Holdings, Inc.), Term Loan B,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ..........................     3.48%       06/15/25          324,987
       411,469  Mediacom Broadband LLC, Term Loan K, 1 Wk. LIBOR + 2.25%,
                   0.75% Floor ...............................................     3.45%       02/19/24          412,325
     1,200,000  UPC Financing Partnership, Term Loan AP, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor ...............................................     3.98%       04/15/25        1,201,932
       340,000  Virgin Media Finance PLC, Term Loan I, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor ...............................................     3.98%       01/31/25          340,660
                                                                                                           -------------
                                                                                                               2,279,904
                                                                                                           -------------

                CASINOS & GAMING - 11.6%
       584,375  Amaya Holdings B.V., 2nd Lien TL, 3 Mo. LIBOR + 7.00%, 1.00%
                   Floor .....................................................     8.30%       07/31/22          585,836
    12,586,397  Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor .....................................................     4.80%       08/01/21       12,614,968
    11,581,814  Caesars Entertainment Resort Properties LLC, Term Loan B,
                   1 Mo. LIBOR + 3.50%, 1.00% Floor ..........................     4.74%       10/04/20       11,630,111
    10,385,887  Caesars Growth Partners LLC, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   1.00% Floor ...............................................     4.24%       05/08/21       10,409,670
     4,305,678  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.75% Floor ...............................................     3.73%       04/15/24        4,312,137
       379,808  MGM Growth Properties Operating Partnership L.P., Term Loan B,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ..........................     3.49%       04/25/23          380,442
       332,500  Penn National Gaming, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%,
                   0.75% Floor ...............................................     3.80%       01/19/24          333,511
     3,543,741  Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.75% Floor ...............................................     3.74%       06/08/23        3,538,354
                                                                                                           -------------
                                                                                                              43,805,029
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                COAL & CONSUMABLE FUELS - 0.4%
$    1,044,305  Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00%
                   Floor (d)..................................................     5.24%       03/07/24    $   1,051,490
       554,139  Peabody Energy Corp., Exit Term Loan, 1 Mo. LIBOR + 4.50%,
                   1.00% Floor ...............................................     5.74%       03/31/22          557,880
                                                                                                           -------------
                                                                                                               1,609,370
                                                                                                           -------------

                CONSTRUCTION MATERIALS - 0.2%
       637,000  Summit Materials, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor ...............................................     3.99%       07/17/22          639,656
                                                                                                           -------------

                DIVERSIFIED CHEMICALS - 0.1%
       391,031  Ineos US Finance LLC, Term Loan B, 2 Mo. LIBOR + 2.75%,
                   0.00% Floor ...............................................     4.01%       03/31/22          391,868
                                                                                                           -------------

                DIVERSIFIED SUPPORT SERVICES - 1.0%
     1,336,999  Brickman Group Holdings, Inc., Initial Term Loan (First Lien),
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ..........................     4.23%       12/18/20        1,340,850
     1,655,130  Brickman Group Holdings, Inc., Initial Term Loan (First Lien),
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ..........................     4.24%       12/18/20        1,659,897
       788,774  Brickman Group Holdings, Inc., Second Lien Term Loan, 1 Mo.
                   LIBOR + 6.50%, 1.00% Floor ................................     7.73%       12/31/21          791,172
                                                                                                           -------------
                                                                                                               3,791,919
                                                                                                           -------------

                EDUCATION SERVICES - 0.1%
       245,011  Bright Horizons Family Solutions, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.25%, 0.75% Floor ................................     3.49%       11/07/23          245,807
                                                                                                           -------------

                ELECTRIC UTILITIES - 2.9%
       373,125  Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   0.75% Floor ...............................................     4.49%       08/31/22          377,479
    10,479,221  Energy Future Intermediate Holding Co., DIP Term Loan, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ................................     4.23%       06/28/18       10,521,138
                                                                                                           -------------
                                                                                                              10,898,617
                                                                                                           -------------

                ENVIRONMENTAL & FACILITIES SERVICES - 0.7%
     1,160,768  PSSI (Packers Holdings LLC), PCKHLD TL B 1L USD, 3 Mo. LIBOR
                   + 3.50%, 1.00% Floor ......................................     4.73%       12/01/21        1,169,474
     1,544,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan
                   (First Lien), 2 Mo. LIBOR + 3.75%, 1.00% Floor ............     5.05%       01/15/21        1,559,440
                                                                                                           -------------
                                                                                                               2,728,914
                                                                                                           -------------

                FOOD DISTRIBUTORS - 0.5%
       648,375  TKC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00%
                   Floor .....................................................     5.49%       01/31/23          650,197


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FOOD DISTRIBUTORS (CONTINUED)
$    1,188,000  US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75%
                   Floor .....................................................     3.99%       06/27/23      $ 1,191,695
                                                                                                           -------------
                                                                                                               1,841,892
                                                                                                           -------------

                FOOD RETAIL - 2.8%
     2,994,024  Albertsons LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 0.75%
                   Floor .....................................................     3.99%       08/25/21        2,903,126
     3,390,623  Albertsons LLC, Term Loan B5, 2 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.29%       12/21/22        3,288,193
     4,365,430  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.32%       06/22/23        4,238,090
                                                                                                           -------------
                                                                                                              10,429,409
                                                                                                           -------------

                HEALTH CARE EQUIPMENT - 2.2%
     1,790,367  Alere, Inc., Term B Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor ...     4.49%       06/15/22        1,786,267
     3,056,180  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                   Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor ...............     4.49%       06/08/20        3,040,257
     3,143,586  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                   Term Loan, 1 Mo. LIBOR + 3.25, 1.00% Floor ................     4.48%       06/08/20        3,127,208
       200,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B,
                   3 Mo. LIBOR + 3.25%, 1.00% Floor ..........................     4.55%       01/31/24          197,750
                                                                                                           -------------
                                                                                                               8,151,482
                                                                                                           -------------

                HEALTH CARE FACILITIES - 6.3%
     1,075,862  Acadia Healthcare Co., Inc., Term Loan B1, 1 Mo. LIBOR +
                   2.75%, 0.75% Floor ........................................     3.99%       02/11/22        1,081,919
     1,231,250  Acadia Healthcare Co., Inc., Term Loan B2, 1 Mo. LIBOR +
                   2.75%, 0.75% Floor ........................................     3.98%       02/16/23        1,237,406
    10,581,711  CHS/Community Health Systems, Inc., Incremental 2021 Term H
                   Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor ....................     4.32%       01/27/21       10,523,724
     1,305,366  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 2 Mo.
                   LIBOR + 3.00%, 1.00% Floor ................................     4.21%       06/01/22        1,310,261
           369  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, Prime +
                   2.00% .....................................................     6.25%       06/01/22              370
     6,602,270  Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor ...............................................     4.81%       04/09/21        6,579,558
     3,188,761  National Veterinary Associates (NVA Holdings, Inc.), Term
                   Loan B2, 3 Mo. LIBOR + 3.50%, 1.00% Floor .................     4.80%       08/14/21        3,200,719
                                                                                                           -------------
                                                                                                              23,933,957
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES - 11.0%
$    4,157,365  21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo. LIBOR
                   + 6.13%, 1.00% Floor (e) ..................................     7.43%       04/30/22    $   3,904,473
     3,430,000  Air Medical Group Holdings, Inc., Initial Term Loan, 1 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.49%       04/28/22        3,327,100
     1,817,084  Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term
                   Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor ..................     4.80%       04/30/24        1,764,843
     3,838,252  CareCore National LLC, Term Loan B, 1 Mo. LIBOR + 4.00%,
                   1.00% Floor ...............................................     5.24%       03/06/21        3,886,230
         3,955  CHG Healthcare Services, Inc., Term Loan B, 2 Mo. LIBOR +
                   3.25%, 1.00% Floor ........................................     4.51%       06/07/23            3,983
     1,558,428  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR +
                   3.25%, 1.00% Floor ........................................     4.56%       06/07/23        1,569,462
         9,205  Curo Health Services Holdings, Inc., Term Loan B, 2 Mo.
                   LIBOR + 4.00%, 1.00% Floor ................................     5.26%       02/05/22            9,209
     3,598,626  Curo Health Services Holdings, Inc., Term Loan B, 3 Mo.
                   LIBOR + 4.00%, 1.00% Floor ................................     5.31%       02/05/22        3,600,137
     2,044,000  DuPage Medical Group, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.32%       08/10/24        2,033,780
     4,721,099  Envision Healthcare Corp. (Emergency Medical Services Corp.),
                   Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor .............     4.30%       12/01/23        4,752,967
       661,675  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor ...............................................     4.49%       07/27/23          664,361
     4,623,031  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First
                   Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor ...................     5.32%       07/01/21        3,665,694
     1,942,857  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ........................................     4.49%       06/30/24        1,922,613
     5,266,800  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                   Floor .....................................................     3.99%       02/06/24        5,194,382
     5,325,111  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor ...............................................     5.55%       12/30/22        5,198,639
                                                                                                           -------------
                                                                                                              41,497,873
                                                                                                           -------------

                HEALTH CARE SUPPLIES - 0.1%
       412,819  ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.75%
                   Floor .....................................................     3.80%       10/31/23          413,335
                                                                                                           -------------

                HEALTH CARE TECHNOLOGY - 0.7%
       598,500  Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 1.00% Floor ........................................     3.99%       03/01/24          598,201


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE TECHNOLOGY (CONTINUED)
$    2,046,500  Cotiviti Corp., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.00%
                   Floor .....................................................     3.80%       09/28/23      $ 2,050,757
                                                                                                           -------------
                                                                                                               2,648,958
                                                                                                           -------------

                HOTELS, RESORTS & CRUISE LINES - 0.5%
     1,429,218  Extended Stay America (ESH Hospitality, Inc.), Term Loan B,
                   1 Mo. LIBOR + 2.50%, 0.00% Floor ..........................     3.74%       08/30/23        1,434,134
       447,750  Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.75% Floor ...............................................     3.74%       11/30/23          449,304
                                                                                                           -------------
                                                                                                               1,883,438
                                                                                                           -------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.3%
     1,000,000  Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor .....................................................     4.23%       05/01/24        1,003,000
                                                                                                           -------------

                HYPERMARKETS & SUPER CENTERS - 2.5%
     8,359,260  BJ's Wholesale Club, Inc., 1st Lien Term Loan, 3 Mo. LIBOR +
                   3.75%, 1.00% Floor ........................................     4.97%       01/31/24        8,042,778
     1,451,165  BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR +
                   7.50%, 1.00% Floor ........................................     8.71%       01/26/25        1,392,335
                                                                                                           -------------
                                                                                                               9,435,113
                                                                                                           -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
     1,960,000  Calpine Corp., Term Loan B5, 3 Mo. LIBOR + 2.75%, 0.75%
                   Floor .....................................................     4.05%       01/16/24        1,952,964
                                                                                                           -------------

                INDUSTRIAL CONGLOMERATES - 0.0%
       116,279  Accudyne Industries, LLC, Term Loan B, 2 Mo. LIBOR + 3.75%,
                   1.00% Floor ...............................................     5.01%       08/15/24          116,243
                                                                                                           -------------

                INDUSTRIAL MACHINERY - 0.3%
     1,170,120  Douglas Dynamics LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00%
                   Floor .....................................................     4.23%       12/31/21        1,172,320
                                                                                                           -------------

                INSURANCE BROKERS - 3.8%
     3,363,010  Confie Seguros Holding II Co., Term Loan B, 1 Mo. LIBOR +
                   5.50%, 1.00% Floor ........................................     6.74%       04/19/22        3,319,291
         9,581  HUB International Ltd., Initial Term Loan (New), 2 Mo. LIBOR +
                   3.00%, 1.00% Floor ........................................     4.51%       10/02/20            9,609
     3,698,119  HUB International Ltd., Initial Term Loan (New), 3 Mo. LIBOR +
                   3.00%, 1.00% Floor ........................................     4.56%       10/02/20        3,709,139
     2,116,250  National Financial Partners Corp., Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ........................................     4.80%       01/08/24        2,124,186


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INSURANCE BROKERS (CONTINUED)
$    5,428,052  USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo.
                   LIBOR + 3.00%, 0.00% Floor ................................     4.31%       05/15/24      $ 5,395,266
                                                                                                           -------------
                                                                                                              14,557,491
                                                                                                           -------------

                INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
     7,946,578  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                   Floor .....................................................     2.75%       01/31/25        7,771,117
     1,754,444  Cincinnati Bell, Inc., Tranche B Term Loan, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ........................................     4.23%       09/10/20        1,754,444
     4,664,857  Numericable U.S. LLC (Altice France S.A.), Term Loan B10,
                   3 Mo. LIBOR + 3.25%, 0.75% Floor ..........................     4.56%       01/14/25        4,681,511
                                                                                                           -------------
                                                                                                              14,207,072
                                                                                                           -------------

                INVESTMENT BANKING & BROKERAGE - 0.2%
       411,968  LPL Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00%
                   Floor .....................................................     3.73%       03/11/24          412,656
       411,968  LPL Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00%
                   Floor .....................................................     3.92%       03/11/24          412,655
                                                                                                           -------------
                                                                                                                 825,311
                                                                                                           -------------

                LEISURE FACILITIES - 2.2%
     5,790,000  ClubCorp Club Operations, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 0.00% Floor  .......................................     4.59%       08/31/24        5,751,381
     1,922,467  Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor  .......................................     4.24%       03/31/21        1,936,885
       718,525  Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor  .......................................     4.30%       03/31/21          723,914
                                                                                                           -------------
                                                                                                               8,412,180
                                                                                                           -------------

                LIFE SCIENCES TOOLS & SERVICES - 4.3%
     2,161,199  Immucor, Inc., Term Loan B First Lien, 1 Mo. LIBOR + 5.00%,
                   1.00% Floor  ..............................................     6.24%       07/30/21        2,188,214
     7,451,327  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.),
                   Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor .......     5.05%       06/30/21        7,465,186
       194,000  Parexel, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor .......     4.23%       08/31/24          194,388
     2,028,543  Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ................................     3.99%       08/18/22        2,032,762
     2,268,570  Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo.
                   LIBOR + 2.75%, 1.00% Floor ................................     4.05%       08/18/22        2,273,289
     2,167,069  Sterigenics International (STHI Intermediate Holding Corp.),
                   Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor .............     4.24%       05/15/22        2,164,360
                                                                                                           -------------
                                                                                                              16,318,199
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                MANAGED HEALTH CARE - 4.6%
$   17,322,739  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B,
                   3 Mo. LIBOR + 3.00%, 1.00% Floor ..........................     4.30%       06/07/23    $  17,384,062
                                                                                                           -------------

                METAL & GLASS CONTAINERS - 0.7%
     1,592,350  Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.49%       10/01/21        1,596,777
       958,806  Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.55%       10/01/21          961,471
                                                                                                           -------------
                                                                                                               2,558,248
                                                                                                           -------------

                MOVIES & ENTERTAINMENT - 1.7%
       384,733  AMC Entertainment, Inc., 2016 Incremental Term Loan, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ................................     3.48%       12/15/23          382,810
       278,375  AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR +
                   2.25%, 0.00% Floor ........................................     3.48%       12/15/22          276,752
       995,000  Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B,
                   1 Mo. LIBOR + 3.50%, 1.00% Floor ..........................     4.73%       02/15/24        1,000,393
     4,643,413  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD) Loan,
                   1 Mo. LIBOR + 3.25%, 1.00% Floor ..........................     4.49%       02/01/24        4,670,484
                                                                                                           -------------
                                                                                                               6,330,439
                                                                                                           -------------

                OIL & GAS EXPLORATION & PRODUCTION - 0.3%
       944,563  American Energy Marcellus Holdings LLC (Ascent Resources -
                   Marcellus LLC), Initial Loan (First Lien), 2 Mo. LIBOR +
                   4.25%, 1.00% Floor ........................................     5.47%       08/04/20          626,245
     1,888,889  American Energy Marcellus Holdings LLC (Ascent Resources -
                   Marcellus LLC), Initial Loan (Second Lien), 1 Mo. LIBOR +
                   7.50%, 1.00% Floor ........................................     8.73%       08/04/21          151,111
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien), 3 Mo.
                   LIBOR + 7.13%, 1.25% Floor ................................     8.42%       09/30/20          425,000
                                                                                                           -------------
                                                                                                               1,202,356
                                                                                                           -------------

                OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
     4,136,683  First Data Corp., Term Loan 2024, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor .....................................................     3.74%       04/26/24        4,136,683
       750,667  iPayment, Inc., Term Loan, 3 Mo. LIBOR + 6.00%, 1.00% Floor...     7.31%       04/11/23          756,296
     3,168,000  Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor .....     3.99%       07/01/23        3,189,004
                                                                                                           -------------
                                                                                                               8,081,983
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PACKAGED FOODS & MEATS - 3.5%
$    5,458,750  Amplify Snack Brands, Inc., Term Loan B, 1 Mo. LIBOR + 5.50%,
                   1.00% Floor ...............................................     6.74%       08/31/23      $ 5,390,515
       300,000  Blue Buffalo Company, Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor ...............................................     3.23%       05/22/24          300,750
     7,677,876  New HB Acquisition LLC, Term Loan B, 1 Mo. LIBOR + 2.50%,
                   0.75% Floor ...............................................     3.74%       08/03/22        7,695,152
                                                                                                           -------------
                                                                                                              13,386,417
                                                                                                           -------------

                PAPER PACKAGING - 3.5%
    13,297,421  Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.00% Floor ........................................     4.24%       02/05/23       13,303,803
                                                                                                           -------------

                PHARMACEUTICALS - 9.8%
     1,682,692  Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor ..........     5.50%       04/16/21        1,701,622
     3,555,154  Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor ...............................................     4.80%       11/01/19        3,569,979
     1,970,724  Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 1.00% Floor ........................................     3.99%       05/20/21        1,979,750
    10,129,778  Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo.
                   LIBOR + 4.25%, 1.00% Floor ................................     5.48%       10/21/21        7,189,306
     5,249,210  Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 4.25%, 0.75% Floor ......................................     5.50%       04/29/24        5,283,645
     4,469,322  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00%
                   Floor .....................................................     5.00%       03/22/24        4,508,429
    12,588,432  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan, 1 Mo. LIBOR + 4.75%, 0.75% Floor .....     5.99%       04/01/22       12,798,282
                                                                                                           -------------
                                                                                                              37,031,013
                                                                                                           -------------

                PROPERTY & CASUALTY INSURANCE - 1.0%
       194,886  Cunningham Lindsey U.S., Inc., Initial Loan (Second Lien),
                   3 Mo. LIBOR + 8.00%, 1.25% Floor ..........................     9.30%       06/10/20          116,932
     2,772,447  Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien),
                   3 Mo. LIBOR + 3.75%, 1.25% Floor ..........................     5.05%       12/10/19        2,610,730
     1,200,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien), 1 Mo. LIBOR + 5.75%, 1.00% Floor ...........     6.99%       02/28/22        1,203,000
                                                                                                           -------------
                                                                                                               3,930,662
                                                                                                           -------------

                REAL ESTATE SERVICES - 1.4%
       230,146  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo. LIBOR
                   + 3.25%, 1.00% Floor ......................................     4.55%       11/04/21          230,516



                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                REAL ESTATE SERVICES (CONTINUED)
$    1,576,260  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo. LIBOR
                   + 3.25%, 1.00% Floor ......................................     4.56%       11/04/21    $   1,578,798
     3,507,701  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo. LIBOR
                   + 3.25%, 1.00% Floor ......................................     4.57%       11/04/21        3,513,348
                                                                                                           -------------
                                                                                                               5,322,662
                                                                                                           -------------

                RESEARCH & CONSULTING SERVICES - 4.2%
     4,995,907  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor...     4.49%       09/26/21        4,458,847
     6,742,897  Advantage Sales & Marketing, Inc., Initial Term Loan (First
                   Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor ...................     4.55%       07/23/21        6,478,238
       300,000  Information Resources, Inc., Second Lien Term Loan, 1 Mo.
                   LIBOR + 8.25%, 1.00% Floor ................................     9.49%       01/20/25          298,875
     4,638,375  Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                   1.00% Floor ...............................................     5.49%       01/18/24        4,667,365
                                                                                                           -------------
                                                                                                              15,903,325
                                                                                                           -------------

                RESTAURANTS - 4.6%
     8,341,454  Portillo's Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR +
                   8.00%, 1.00% Floor ........................................     9.30%       08/15/22        8,383,162
     7,895,146  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ................................     5.80%       08/02/21        7,905,015
     1,250,357  Red Lobster Management LLC, Initial Term Loan (First Lien),
                   1 Mo. LIBOR + 5.25%, 1.00% Floor ..........................     6.49%       07/28/21        1,259,735
                                                                                                           -------------
                                                                                                              17,547,912
                                                                                                           -------------

                RETAIL REITS - 0.3%
     1,155,290  Capital Automotive LLC, 1st Lien Term Loan, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ........................................     4.24%       03/15/24        1,160,246
                                                                                                           -------------

                SECURITY & ALARM SERVICES - 0.3%
     1,197,043  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 4.00%,
                   1.00% Floor ...............................................     5.31%       05/15/24        1,203,531
         3,008  Garda World Security Corp., Term Loan B, Prime + 3.00% .......     7.25%       05/15/24            3,024
                                                                                                           -------------
                                                                                                               1,206,555
                                                                                                           -------------

                SEMICONDUCTORS - 1.2%
     2,488,683  Micron Technology, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%,
                   0.00% Floor ...............................................     3.80%       04/26/22        2,503,938


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SEMICONDUCTORS (CONTINUED)
$    2,019,651  Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor ...............................................     3.98%       04/29/23    $   2,029,184
                                                                                                           -------------
                                                                                                               4,533,122
                                                                                                           -------------

                SPECIALIZED CONSUMER SERVICES - 1.5%
     3,818,652  Asurion LLC, Replacement TL B-5, 1 Mo. LIBOR + 3.00%, 0.00%
                   Floor .....................................................     4.24%       11/03/23        3,832,972
       500,000  Asurion LLC, Term Loan (Second Lien) 2017, 1 Mo. LIBOR +
                   6.00%, 0.00% Floor ........................................     7.24%       07/31/25          510,210
     1,429,764  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00% Floor...     3.99%       08/04/22        1,432,895
                                                                                                           -------------
                                                                                                               5,776,077
                                                                                                           -------------

                SPECIALIZED FINANCE - 1.5%
     3,000,000  AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00%
                   Floor .....................................................     4.30%       04/29/24        3,013,740
     2,482,240  Duff & Phelps Corp., Initial Term Loan, 3 Mo. LIBOR + 3.75%,
                   1.00% Floor ...............................................     5.05%       04/23/20        2,495,694
                                                                                                           -------------
                                                                                                               5,509,434
                                                                                                           -------------

                SPECIALTY CHEMICALS - 0.3%
     1,171,258  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                   Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor ............     4.24%       06/07/23        1,174,924
                                                                                                           -------------

                SPECIALTY STORES - 1.6%
       847,551  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor ...............................................     4.32%       08/19/22          847,950
        60,906  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor ...............................................     4.30%       08/19/22           60,934
     3,764,007  Toys "R" US-Delaware, Inc., Term B-2 Loan, 3 Mo. LIBOR +
                   3.75%, 1.50% Floor ........................................     5.25%       05/25/18        3,575,807
     1,991,346  Toys "R" US-Delaware, Inc., Term B4 Loan, 3 Mo. LIBOR +
                   8.75%, 1.00% Floor ........................................    10.07%       04/25/20        1,525,032
                                                                                                           -------------
                                                                                                               6,009,723
                                                                                                           -------------

                SYSTEMS SOFTWARE - 7.8%
       665,831  Applied Systems, Inc., Initial Term Loan (First Lien), 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.55%       01/25/21          669,993
       530,854  Applied Systems, Inc., Initial Term Loan (Second Lien), 3 Mo.
                   LIBOR + 6.50%, 1.00% Floor ................................     7.80%       01/24/22          537,489
     1,694,204  Avast Software B.V. (Sybil Software LLC), Term Loan B, 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.50%       09/30/23        1,703,031
    14,621,793  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                   1.00% Floor ...............................................     5.24%       09/10/22       14,664,489


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE (CONTINUED)
$    6,290,923  Compuware Corp., Term Loan B3, 3 Mo. LIBOR + 4.25%, 1.00%
                   Floor .....................................................     5.55%       12/15/21    $   6,353,832
       800,000  Misys Financial Software Ltd., Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ........................................     4.82%       05/15/24          803,400
       673,429  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor ...............................................     4.49%       04/24/22          653,084
     4,084,179  Vertafore, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.55%       06/30/23        4,096,432
                                                                                                           -------------
                                                                                                              29,481,750
                                                                                                           -------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.1%
    11,718,008  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo.
                   LIBOR + 2.50%, 0.75% Floor ................................     3.74%       09/07/23       11,761,482
                                                                                                           -------------

                TRADING COMPANIES & DISTRIBUTORS - 0.2%
       720,000  Avolon Holding LTD., Term Loan B2, 1 Mo. LIBOR + 2.75%, 0.75%
                   Floor .....................................................     3.98%       03/20/22          721,958
                                                                                                           -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS................................................    491,438,311
                (Cost $499,464,252)                                                                        -------------

  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES - 5.9%

                CABLE & SATELLITE - 0.3%
     1,000,000  CCO Holdings LLC/CCO Holdings Capital Corp. ..................     5.75%       01/15/24        1,051,550
                                                                                                           -------------

                CASINOS & GAMING - 2.3%
     2,857,000  Caesars Entertainment Resort Properties LLC/Caesars
                   Entertainment Resort Properties Finance, Inc. .............     8.00%       10/01/20        2,935,568
       630,000  Caesars Entertainment Resort Properties LLC/Caesars
                   Entertainment Resort Properties Finance, Inc. .............    11.00%       10/01/21          670,950
     4,900,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                   Properties Finance, Inc. ..................................     9.38%       05/01/22        5,298,125
                                                                                                           -------------
                                                                                                               8,904,643
                                                                                                           -------------

                HEALTH CARE FACILITIES - 2.8%
     3,100,400  CHS/Community Health Systems, Inc. ...........................     8.00%       11/15/19        3,084,898
       350,000  CHS/Community Health Systems, Inc. ...........................     6.88%       02/01/22          291,375
     1,000,000  Select Medical Corp. .........................................     6.38%       06/01/21        1,033,460
       800,000  Tenet Healthcare Corp. .......................................     6.00%       10/01/20          853,752
     4,907,000  Tenet Healthcare Corp. .......................................     8.13%       04/01/22        5,164,617
                                                                                                           -------------
                                                                                                              10,428,102
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES - 0.5%
$    1,916,000  Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
                   S.A. (f) ..................................................     6.63%       05/15/22    $   1,887,260
                                                                                                           -------------
                TOTAL CORPORATE BONDS AND NOTES..........................................................     22,271,555
                (Cost $21,803,997)                                                                         -------------


FOREIGN CORPORATE BONDS AND NOTES - 0.7%

                CABLE & SATELLITE - 0.1%
       272,000  Ziggo Secured Finance B.V. (f)................................     5.50%       01/15/27          281,180
                                                                                                           -------------

                METAL & GLASS CONTAINERS - 0.1%
       504,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,  (f)..     4.25%       09/15/22          517,860
                                                                                                           -------------

                PHARMACEUTICALS - 0.5%
     1,871,000  Valeant Pharmaceuticals International, Inc.,  (f).............     5.38%       03/15/20        1,854,629
                                                                                                           -------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES..................................................      2,653,669
                (Cost $2,608,644)                                                                          -------------


    SHARES                                             DESCRIPTION                                             VALUE
--------------  -----------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 0.5%

                COMMODITY CHEMICALS - 0.0%
            20  LyondellBasell Industries N.V., Class A..................................................          1,812
                                                                                                           -------------

                ELECTRIC UTILITIES - 0.5%
       106,607  Vistra Energy Corp. (g) (h)..............................................................      1,886,944
                                                                                                           -------------
                TOTAL COMMON STOCKS......................................................................      1,888,756
                                                                                                           -------------
                (Cost $1,647,078)

RIGHTS - 0.0%

                ELECTRIC UTILITIES - 0.0%
       106,607  Vistra Energy Corp. (g) (h)..............................................................        111,937
       175,375  Vistra Energy Corp. Claim (g) (h) (i) (j)................................................              0
                                                                                                           -------------
                                                                                                                 111,937
                                                                                                           -------------

                LIFE SCIENCES TOOLS & SERVICES - 0.0%
             1  New Millennium Holdco, Inc., Lender Claim Trust (h) (i) (j) (k)..........................              0
             1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k).......................              0
                                                                                                           -------------
                                                                                                                       0
                                                                                                           -------------
                TOTAL RIGHTS.............................................................................        111,937
                (Cost $185,230)                                                                            -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

    SHARES                                             DESCRIPTION                                             VALUE
--------------  -----------------------------------------------------------------------------------------  -------------
WARRANTS - 0.0%

                BROADCASTING - 0.0%
         1,449  Cumulus Media, Inc. (h) (i) (j) (l)......................................................  $           0
                (Cost $0)                                                                                  -------------

MONEY MARKET FUNDS - 1.9%
     7,362,176  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio -  Institutional
                   Class - 0.88% (m)...................................................................        7,362,176
                (Cost $7,362,176)                                                                          -------------

                TOTAL INVESTMENTS - 138.8%.............................................................      525,726,404
                (Cost $533,071,377) (n)

                OUTSTANDING LOAN - (35.9%).............................................................     (136,000,000)

                NET OTHER ASSETS AND LIABILITIES - (2.9%)..............................................      (10,977,575)
                                                                                                           -------------
                NET ASSETS - 100.0%....................................................................    $ 378,748,829
                                                                                                           =============

-----------------------------

(a) All of these securities are available to serve as collateral for the outstanding loans.

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) On October 4, 2016, Arch Coal, Inc. completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, each lender received a portion of a new term loan equal to its closing date term loan percentage pursuant to the new credit agreement and a pro rata share of the newly issued common equity shares in the new company. The company also made a cash distribution to the first lien creditors.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2017, securities noted as such amounted to $4,540,929 or 1.2% of net assets.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

(g) On October 3, 2016, Texas Competitive Electric Holdings ("TCEH") completed their reorganization in the form of a tax free spin off from the parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity TCEH Corp., cash held by the new entity, tax receivable rights and a beneficial interest in an unsecured claim to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH Corp. changed its name to Vistra Energy Corp.

(h)   Non-income producing security.

(i) Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(j) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2017, investments noted as such are valued at $0 or 0.0% of net assets.

(k) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(l) This security is restricted and cannot be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Portfolio of Investments).

(m)   Rate shown reflects yield as of August 31, 2017.

(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,777,738 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,122,711. The net unrealized depreciation was $7,344,973.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                          8/31/2017          PRICES           INPUTS            INPUTS
------------------------------------------------   -------------     -------------    -------------     -------------
Senior Floating-Rate Loan Interests*               $ 491,438,311     $          --    $ 491,438,311     $          --
Corporate Bonds and Notes*                            22,271,555                --       22,271,555                --
Foreign Corporate Bonds and Notes*                     2,653,669                --        2,653,669                --
Common Stocks*                                         1,888,756         1,888,756               --                --
Rights:                                                       --                --               --                --
     Electric Utilities                                  111,937                --          111,937                -- **
     Life Sciences Tools & Services                           -- **             --               --                -- **
                                                   -------------     -------------    -------------     -------------
     Total Rights                                        111,937                --          111,937                -- **
Warrants*                                                     -- **             --               -- **             --
Money Market Funds                                     7,362,176         7,362,176               --                --
                                                   -------------     -------------    -------------     -------------
TOTAL INVESTMENTS                                  $ 525,726,404     $   9,250,932    $ 516,475,472     $          -- **
                                                   =============     =============    =============     =============

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**    Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of August 31, 2017, the Fund transferred Senior Floating-Rate Loan Interests valued at $116,932 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of additional information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Fund's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2017
       Senior Floating-Rate Loan Interests                     $       90,379
       Rights                                                              -- **
Net Realized Gain (Loss)
       Senior Floating-Rate Loan Interests                                  -
       Rights                                                              --
Net Change in Unrealized Appreciation/Depreciation
       Senior Floating-Rate Loan Interests                             26,553
       Rights                                                              --
Purchases
       Senior Floating-Rate Loan Interests                                 --
       Rights                                                              --
Sales
       Senior Floating-Rate Loan Interests                                 --
       Rights                                                              --
Transfers In
       Senior Floating-Rate Loan Interests                                 --
       Rights                                                              --
Transfers Out
       Senior Floating-Rate Loan Interests                           (116,932)
       Rights                                                              --
ENDING BALANCE AT AUGUST 31, 2017
       Senior Floating-Rate Loan Interests                                 --
       Rights                                                              -- **
                                                               --------------
Total Level 3 holdings                                         $           -- **
                                                               ==============

**    Investment is valued at $0.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The senior floating-rate loan interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor's Pricing Committee may value such Senior Loan at fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

             1)   the fundamental business data relating to the borrower/issuer;

             2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

             3)   the type, size and cost of a security;

             4)   the financial statements of the borrower/issuer;

             5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

             6) the information as to any transactions in or offers for the security;

             7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

             8)   the coupon payments;

             9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

            11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

            12)   borrower's/issuer's competitive position within the industry;

            13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

            14)   other relevant factors.

1 The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2017 (UNAUDITED)


      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed-income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2017 (UNAUDITED)


    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund didn't have any when-issued, delayed-delivery or forward purchase commitments as of August 31, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of August 31, 2017.

D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2017, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity date and yield for this issuer.

                           ACQUISITION   PRINCIPAL       VALUE        CURRENT                        % OF
SECURITY                      DATE      VALUE/SHARES   PER SHARE   CARRYING COST      VALUE       NET ASSETS
-------------------------  -----------  ------------   ---------   -------------   -----------   ------------
Cumulus Media, Inc. -
Warrants                     6/29/09       $1,449         $0.00         $ --            $ --        0.00%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
             -----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 19, 2017
     ------------------

*Print the name and title of each signing officer under his or her signature.